UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

California Municipal Income Fund

Massachusetts Municipal Income Fund

National Municipal Income Fund

New York Municipal Income Fund

Ohio Municipal Income Fund

Eaton Vance

California Municipal Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 104.6%

Security	Principal Amount (000’s omitted)	Value
Education — 8.3%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,149,040
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	250,333
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	431,003
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,263,215
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,036,467
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	508,801
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	341,298
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	1,019,074
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,073,002
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,120,570
California State University, 5.25%, 11/1/31	1,465	1,731,820

		$12,924,623

Electric Utilities — 10.2%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$1,060,996
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,725	2,893,051
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,205,945
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,687,858
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,267,213
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,457,929
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,444,179

		$16,017,171

Escrowed/Prerefunded — 0.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/15, 5.625%, 7/1/32	$875	$898,826

		$898,826

General Obligations — 18.2%
California, 5.00%, 2/1/31	$820	$955,152
California, 5.50%, 11/1/35	2,500	2,969,575
California, 6.00%, 4/1/38	1,000	1,200,820
Clovis Unified School District, (Election of 2012), 0.00%, 8/1/26	1,625	1,089,693
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	5,200	5,895,136
San Bernardino Community College District, 5.00%, 8/1/29	1,500	1,768,365
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,199,250
San Mateo Union High School District, 5.00%, 9/1/27	855	1,058,635
San Mateo Union High School District, 5.00%, 9/1/28	1,400	1,727,964
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	5,400	6,143,526
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/26	1,200	1,472,112
Tamalpais Union High School District, 5.00%, 8/1/26	1,000	1,239,670
Tamalpais Union High School District, 5.00%, 8/1/27	1,500	1,848,825

		$28,568,723

Hospital — 12.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	$1,855	$2,196,060
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	2,500	2,785,600
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	838,473
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,189,944

1

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	$1,500	$1,733,970
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,735,380
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,587,850
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	565,200
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,705	1,806,754
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,002,480
Washington Township Health Care District, 5.00%, 7/1/25	750	812,678
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,356,796

		$19,611,185

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(3)	$265	$275,526
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25(3)	1,700	1,733,371

		$2,008,897

Insured-Education — 1.1%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,746,600

		$1,746,600

Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,000	$1,994,340

		$1,994,340

Insured-Lease Revenue/Certificates of Participation — 3.9%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$9,530	$4,916,146
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,166,628

		$6,082,774

Insured-Special Tax Revenue — 5.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$981,678
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	516,569
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	3,925	4,252,581
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	380	445,265
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	950	1,085,651
Successor Agency to Emeryville Redevelopment Agency, (AGM), 5.00%, 9/1/32	425	495,656
Successor Agency to Emeryville Redevelopment Agency, (AGM), 5.00%, 9/1/33	385	447,955

		$8,225,355

Insured-Transportation — 3.5%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,268,424
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,723,128
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,445,463

		$5,437,015

Lease Revenue/Certificates of Participation — 1.8%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$2,888,923

		$2,888,923

Senior Living/Life Care — 3.7%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$711,432
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/28	1,655	1,820,963
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(3)	250	255,378
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36(3)	1,000	1,012,340

2

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	$1,000	$1,201,310
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	812,569

		$5,813,992

Special Tax Revenue — 17.8%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$805	$912,902
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	415	427,861
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	685,389
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,570	1,844,593
Fairfield, Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	395	409,832
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	667,058
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	532,574
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	513,387
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	620,477
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	409,219
Jurupa Public Financing Authority, 5.00%, 9/1/28	1,250	1,460,100
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	300,973
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	598,265
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	295,937
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	412,760
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	292,731
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	1,056,916
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	429,792
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,771,560
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,162,320
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	989,551
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	599,234
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	899,233
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/27	1,725	2,050,542
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/32	1,515	1,757,218
Temecula Unified School District, 5.00%, 9/1/27	350	358,071
Temecula Unified School District, 5.00%, 9/1/37	535	546,952
Torrance Redevelopment Agency, 5.625%, 9/1/28	850	851,173
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,052,640
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	901,359

		$27,810,619

Transportation — 11.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$4,005	$4,697,785
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	3,080	3,508,982
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	3,056,488
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,928,075
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,154,832

		$18,346,162

3

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.4%
California Department of Water Resources, 5.00%, 12/1/29	$45	$50,916
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,339,660
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,888,850

		$5,279,426

Total Tax-Exempt Municipal Securities — 104.6% (identified cost $148,492,581)		$163,654,631

Taxable Municipal Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,092,660

Total Taxable Municipal Securities — 1.3% (identified cost $2,000,000)		$2,092,660

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.6%
Dignity Health, 3.812%, 11/1/24	$860	$887,955

Total Corporate Bonds & Notes — 0.6% (identified cost $860,000)		$887,955

Total Investments — 106.5% (identified cost $151,352,581)		$166,635,246

Other Assets, Less Liabilities — (6.5)%		$(10,131,588)

Net Assets — 100.0%		$156,503,658

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 14.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 6.0% of total investments.

4

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,292,508.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $4,477,925 or 2.9% of the Fund’s net assets.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	60 U.S. 10-Year Treasury Note	Short	$(7,565,516)	$(7,607,813)	$(42,297)
3/15	25 U.S. Long Treasury Bond	Short	(3,515,602)	(3,614,063)	(98,461)

					$(140,758)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $140,758.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$140,669,740

Gross unrealized appreciation	$15,977,930
Gross unrealized depreciation	(532,424)

Net unrealized appreciation	$15,445,506

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$163,654,631	$—	$163,654,631
Taxable Municipal Securities	—	2,092,660	—	2,092,660
Corporate Bonds & Notes	—	887,955	—	887,955
Total Investments	$—	$166,635,246	$—	$166,635,246

Liability Description
Futures Contracts	$(140,758)	$—	$—	$(140,758)
Total	$(140,758)	$—	$—	$(140,758)

5

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Massachusetts Municipal Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 7.6%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,603,960
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,899,440
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,275,534

		$12,778,934

Education — 16.6%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,100	$1,250,315
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,244,430
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,178,920
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,645,420
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,929,500
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,677,800

		$27,926,385

Escrowed/Prerefunded — 1.9%
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	$1,105	$1,267,977
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,120	1,239,560
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	685	716,736

		$3,224,273

General Obligations — 16.5%
Danvers, 5.25%, 7/1/36	$2,800	$3,332,336
Lexington, 4.00%, 2/1/22	1,315	1,515,367
Lexington, 4.00%, 2/1/23	1,095	1,269,116
Massachusetts, 5.00%, 12/1/31	5,000	5,883,800
Newton, 5.00%, 4/1/36	4,500	5,141,610
Plymouth, 5.00%, 5/1/26	710	833,874
Plymouth, 5.00%, 5/1/28	1,160	1,347,166
Plymouth, 5.00%, 5/1/31	1,090	1,253,140
Plymouth, 5.00%, 5/1/32	1,000	1,146,510
Wayland, 5.00%, 2/1/33	1,790	2,082,074
Wayland, 5.00%, 2/1/36	2,680	3,096,767
Winchester, 5.00%, 4/15/36	775	896,256

		$27,798,016

Hospital — 9.1%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,223,530
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,191,017
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,335,708
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,207,949
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,393,692

1

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	$3,320	$3,324,582
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,755,626
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	824,467

		$15,256,571

Industrial Development Revenue — 1.3%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$2,200	$2,263,448

		$2,263,448

Insured-Education — 8.0%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,509,500
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	5,460	6,999,884

		$13,509,384

Insured-Escrowed/Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$175	$193,681

		$193,681

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,560,545

		$1,560,545

Insured-Special Tax Revenue — 8.3%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,121,310
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,411,076
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,446,800

		$13,979,186

Insured-Student Loan — 2.0%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,305	$1,378,080
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,880	1,920,796

		$3,298,876

Insured-Transportation — 6.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,962,980
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	8,464,560

		$11,427,540

Other Revenue — 3.0%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,819,946
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,366,937
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,801,626

		$4,988,509

Senior Living/Life Care — 3.5%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,403,682
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	587,800

2

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17(2)	$311	$311,156
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(2)	475	476,639
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	615	619,465
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,465	2,420,038

		$5,818,780

Special Tax Revenue — 6.1%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$476,293
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,460,808
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,152,570
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,640,198
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,441,455

		$10,171,324

Transportation — 5.2%
Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,353,375
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/25	3,500	4,341,855

		$8,695,230

Water and Sewer — 2.7%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$2,335	$2,375,746
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,734,964
Massachusetts Water Resources Authority, 5.25%, 12/1/15	440	457,578

		$4,568,288

Total Tax-Exempt Investments — 99.6% (identified cost $146,391,891)		$167,458,970

Other Assets, Less Liabilities — 0.4%		$634,247

Net Assets — 100.0%		$168,093,217

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 26.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 10.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $6,090,746 or 3.6% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,359,884.

3

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	112 U.S. Long Treasury Bond	Short	$(15,749,897)	$(16,191,000)	$(441,103)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $441,103.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$134,383,218

Gross unrealized appreciation	$21,702,832
Gross unrealized depreciation	(17,080)

Net unrealized appreciation	$21,685,752

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$167,458,970	$—	$167,458,970
Total Investments	$—	$167,458,970	$—	$167,458,970

Liability Description
Futures Contracts	$(441,103)	$—	$—	$(441,103)
Total	$(441,103)	$—	$—	$(441,103)

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

National Municipal Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 109.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Oklahoma Water Resources Board, 5.25%, 4/1/36	$14,165	$16,356,751
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	27,915	29,091,338

		$45,448,089

Cogeneration — 0.4%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$13,214,923

		$13,214,923

Education — 4.9%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	$45,615	$50,720,687
North Carolina State University at Raleigh, 5.00%, 10/1/37	8,620	10,064,108
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,917,688
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	42,141,150
University of California, 5.25%, 5/15/36	7,080	8,484,814
University of California, 5.25%, 5/15/37	13,000	15,532,140
University of California, 5.25%, 5/15/38	7,700	9,178,862
University of Missouri, 5.00%, 11/1/24	3,000	3,772,200
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/23	3,860	4,750,116
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/24	10,380	12,841,513

		$169,403,278

Electric Utilities — 9.4%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$30,485	$31,498,931
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	8,600	10,013,668
Indiana Municipal Power Agency, 5.00%, 1/1/25	2,000	2,433,060
Indiana Municipal Power Agency, 5.00%, 1/1/26	3,395	4,086,867
Indiana Municipal Power Agency, 5.00%, 1/1/27	6,135	7,331,755
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 5/1/38	9,055	10,001,429
Nebraska Public Power District, 5.00%, 1/1/24	5,000	5,894,800
Nebraska Public Power District, 5.00%, 1/1/26	3,195	3,728,469
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	8,000	8,331,680
Omaha, NE, Public Power District, 5.00%, 2/1/31(4)	15,355	18,340,626
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	45,812,115
South Carolina Public Service Authority, 5.00%, 12/1/25	2,500	3,036,075
South Carolina Public Service Authority, 5.00%, 12/1/26	11,140	13,440,187
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/32	10,000	11,283,600
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	27,198,900
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	33,120,175
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	30	35,105
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	31,126,256
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	57,866,231

		$324,579,929

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.6%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,022,128
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	12,795	14,399,877
Puerto Rico Electric Power Authority, Escrowed to Maturity, 0.00%, 7/1/17	2,250	2,060,932

		$19,482,937

General Obligations — 19.5%
Alabama, 5.00%, 8/1/24(2)(3)	$22,260	$28,009,313
California, 5.00%, 10/1/23	2,275	2,800,275
California, 5.00%, 10/1/24	15,700	19,534,254
California, 5.00%, 10/1/25	21,390	26,455,152
California, 5.00%, 10/1/26	13,200	16,228,476
California, 5.00%, 12/1/26	5,910	7,153,878
California, 5.00%, 10/1/27	6,370	7,778,662
California, 5.00%, 11/1/27	10,360	12,449,405
California, 5.00%, 2/1/31	17,595	20,495,008
California, 5.00%, 2/1/38	26,790	30,599,538
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	6,000	7,297,860
Dallas, TX, 5.00%, 2/15/30	3,000	3,601,530
Dallas, TX, 5.00%, 2/15/31	3,150	3,781,606
Illinois, 5.00%, 5/1/26	24,650	27,477,848
Illinois, 5.25%, 7/1/30	16,830	18,607,753
Illinois, 5.25%, 7/1/31	2,370	2,611,313
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	14,260	17,775,518
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,181,649
Los Angeles, CA, Community College District, 5.00%, 8/1/25(4)	5,000	6,214,650
New Hampshire, 5.00%, 3/1/26	3,000	3,756,840
New York, NY, 5.00%, 8/1/24	10,220	12,555,474
New York, NY, 5.00%, 3/1/30	6,350	7,503,287
Newton, MA, 5.00%, 4/1/39	3,530	4,033,307
North Carolina, 5.00%, 6/1/22	28,000	34,296,640
Ohio, 5.00%, 9/15/22(2)(3)	24,380	29,715,075
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,266,400
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	46,890,757
Richmond, VA, 5.00%, 3/1/25	5,000	6,076,700
Richmond, VA, 5.00%, 3/1/26	6,255	7,665,753
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	9,845	9,481,129
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	65,303,406
Seward County, KS, Unified School District No. 480, 5.00%, 9/1/33	10,000	11,356,600
Texas, (Texas Transportation Commission), 5.00%, 10/1/25	34,200	42,765,048
Texas, (Texas Transportation Commission), 5.00%, 10/1/25(2)(3)	30,800	38,155,656
Washington, Series 2011B, 5.00%, 2/1/33	21,255	24,479,596
Washington, Series 2014D, 5.00%, 2/1/33	21,325	25,204,870
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,474,966

		$671,035,192

Health Care – Miscellaneous — 0.0%(5)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$482	$488,641
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	517	517,444

		$1,006,085

Security	Principal Amount (000’s omitted)	Value
Hospital — 7.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,464,940
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	42,442,082
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	20,264,329
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	26,385	30,095,259
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,753,873
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	30,000	37,510,800
Johnson City, TN, Health and Educational Facilities Board, (Mountain States Health Alliance), 5.50%, 7/1/36	1,000	1,044,120
Kansas Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), 5.00%, 11/15/32	9,975	11,352,548
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	3,000	874,620
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,968,517
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,741,599
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	9,500	10,313,485
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	11,353,285
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	15,000	16,919,850
Washington Township Health Care District, 6.25%, 7/1/39	16,675	19,401,863
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	25,140	28,766,696

		$270,267,866

Housing — 0.6%
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	$10,640	$9,340,430
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	12,020	12,441,542

		$21,781,972

Industrial Development Revenue — 2.1%
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	$870	$872,636
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,761,082
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	20,650,692
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	2,420	2,419,806
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	440	464,658
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	107,476
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	32,374,752
Wickliffe, KY, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,621

		$70,721,723

Insured-Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,335,337

		$1,335,337

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 0.3%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$458,428
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,315	1,311,699
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	8,385	8,363,031
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	830	827,494
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	165	164,487

		$11,125,139

Insured-General Obligations — 2.2%
Chicago, IL, (AGM), 5.25%, 1/1/31	$7,600	$8,430,300
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	5,251,624
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	32,925	35,499,406
New Haven, CT, (AGM), 5.00%, 8/1/23	7,000	8,345,750
Oyster Bay, NY, (AGM), 4.00%, 8/1/29	3,435	3,679,606
Oyster Bay, NY, (AGM), 4.00%, 8/1/30	12,360	13,188,244
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,605	1,655,798

		$76,050,728

Insured-Hospital — 0.6%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$7,800	$7,944,612
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,900,800

		$21,845,412

Insured-Lease Revenue/Certificates of Participation — 0.0%(5)
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$330	$413,629
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	770	965,133

		$1,378,762

Insured-Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$68,155	$27,026,865
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	5,824,500
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,606,628
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	7,062,677

		$53,520,670

Insured-Special Tax Revenue — 2.5%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,103,100
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,985,089
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	525,412
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,000	974,460
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	12,502,422
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	35,626,712
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	16,930,310

		$84,647,505

Insured-Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$33,650	$35,534,400
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	17,900	18,288,430

		$53,822,830

Insured-Transportation — 4.6%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$11,603,475
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	41,630	20,117,281
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	4,522,432
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	21,117,564

Security	Principal Amount (000’s omitted)	Value
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	$58,690	$73,344,893
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,000	929,760
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,489,868
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	590	606,650
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	23,489,600

		$157,221,523

Lease Revenue/Certificates of Participation — 2.5%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$38,660	$46,179,757
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31(7)	32,925	38,152,831

		$84,332,588

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$8,835	$8,385,652

		$8,385,652

Other Revenue — 7.6%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$12,735	$14,852,448
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	14,295	16,884,825
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	7,785	9,200,780
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	100,663
New Mexico Municipal Energy Acquisition Authority, 0.854%, 11/1/39(9)	8,300	8,353,452
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(6)	35,000	36,465,800
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(8)	12,330	4,559,634
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	16,555	18,871,045
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	10,860,600
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	14,765,090
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	14,794,380
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	46,135	57,518,811
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	12,387,554
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,345,779
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	37,993,818

		$262,954,679

Senior Living/Life Care — 0.3%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	$409	$100,225
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	11,340,150

		$11,440,375

Special Tax Revenue — 5.5%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/33	$3,000	$3,545,700
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/34	3,000	3,534,570
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	870	828,136
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	15	15,081
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	350	387,902
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	375	416,820
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	540	545,740

Security	Principal Amount (000’s omitted)	Value
Jackson County, MO, Special Obligation, (Harry S. Truman Sports Complex), 5.00%, 12/1/26	$3,500	$4,196,430
Louisiana, 5.00%, 6/15/31	5,950	7,077,049
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(10)	230	—
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(11)	80	—
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	160	160,480
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	430	389,872
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	215	214,239
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	335	304,036
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/26(2)	10,800	13,358,952
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/27(2)	9,000	11,051,460
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28(2)	14,000	17,009,300
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/27	15,000	18,286,200
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/33	10,335	12,014,024
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/33	4,680	5,533,585
New York, NY, Transitional Finance Authority, Future Tax Revenue, Series A, 5.00%, 8/1/32	22,970	27,201,766
New York, NY, Transitional Finance Authority, Future Tax Revenue, Series B, 5.00%, 8/1/32	14,210	16,827,908
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	5,385	4,065,352
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26(2)	20,940	26,114,483
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	530	520,031
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	385	342,877
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,665	1,301,148
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	11,957,000
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,410	1,619,484

		$188,819,625

Student Loan — 0.6%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,454,344
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	1,290	1,392,568
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	2,160	2,163,154

		$20,010,066

Transportation — 26.0%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/31(4)	$3,220	$3,717,522
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/32(4)	2,500	2,872,550
Charleston County, SC, Airport District, (AMT), 5.50%, 7/1/38	10,000	11,463,500
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,750	7,673,805
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/32	3,115	3,461,637
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,787,443
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	18,535	21,375,303
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	18,405,842
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	13,690	15,494,616
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	21,700	25,601,660
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	13,445	15,759,557
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	6,660	7,897,295
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,264,021
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	11,680	13,666,184
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,214,877

Security	Principal Amount (000’s omitted)	Value
Illinois Toll Highway Authority, 5.00%, 1/1/29	$1,750	$2,043,055
Illinois Toll Highway Authority, 5.00%, 1/1/30	1,000	1,160,580
Illinois Toll Highway Authority, 5.00%, 1/1/31	1,000	1,152,890
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,875,850
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,448,060
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,160	15,114,523
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	20,880,094
Kansas Department of Transportation, 5.00%, 9/1/30	19,750	24,089,272
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	8,202,816
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/25	2,500	3,101,325
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/26	25,000	30,818,500
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	8,175	9,908,182
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	7,500	9,090,975
Metropolitan Transportation Authority, NY, 5.00%, 11/15/33	10,000	11,702,300
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	12,000	14,283,000
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	23,327,739
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/24	14,535	17,528,629
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	40,000	45,770,400
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	25,000	28,327,750
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.24%, 12/15/21 (Put Date), 6/15/34(9)	35,000	35,021,350
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 6/15/32	17,500	19,449,325
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	26,650	30,813,529
New Jersey Turnpike Authority, 5.00%, 1/1/28	20,415	23,558,706
New Jersey Turnpike Authority, 5.00%, 1/1/31	10,000	11,665,100
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	15,845	17,951,751
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	15,000	16,768,650
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,307,986
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	13,880,499
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	12,826,189
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	27,109,500
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	12,040,400
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	11,865	13,254,629
Port Authority of New York & New Jersey, (AMT), 5.00%, 9/1/25	11,000	13,158,420
Port Authority of New York & New Jersey, (AMT), 5.00%, 9/1/26	12,500	14,820,125
Port Authority of New York & New Jersey, (AMT), 5.00%, 9/1/27	7,500	8,847,975
Port Authority of New York & New Jersey, (AMT), 5.00%, 10/15/36	17,725	19,526,392
Port Authority of New York & New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	32,182,304
South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	4,400	4,808,848
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,536,108
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,586,504
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	44,230,216

		$894,826,258

Water and Sewer — 7.0%
Chicago, IL, Water Revenue, 5.00%, 11/1/30	$1,750	$2,024,278
Chicago, IL, Water Revenue, 5.00%, 11/1/31	1,000	1,151,240
Chicago, IL, Water Revenue, 5.00%, 11/1/39	2,000	2,234,440
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,359,850
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,308,343
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	60,404,945
Hampton Roads Sanitation District, VA, 5.00%, 7/1/24	3,520	4,400,211
Hampton Roads Sanitation District, VA, 5.00%, 7/1/25	6,000	7,441,980
Hampton Roads Sanitation District, VA, 5.00%, 7/1/26	3,480	4,272,779
Hampton Roads Sanitation District, VA, 5.00%, 7/1/27	8,465	10,348,970

Security	Principal Amount (000’s omitted)	Value
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	$34,800	$38,210,748
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,907,657
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,585,476
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	15,000	17,473,800
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	42,030	48,134,017

		$240,258,734

Total Tax-Exempt Municipal Securities — 109.9% (identified cost $3,485,892,325)		$3,778,917,877

Taxable Municipal Securities — 3.1%

Security	Principal Amount (000’s omitted)	Value
Education — 0.8%
University of North Carolina at Chapel Hill, 3.847%, 12/1/34	$25,000	$26,478,500

		$26,478,500

General Obligations — 1.3%
Massachusetts, 4.50%, 8/1/31(12)	$18,475	$20,552,698
Texas, (Texas Transportation Commission), 4.631%, 4/1/33(12)	14,295	16,379,640
Utah, 3.539%, 7/1/25(12)	7,720	8,158,419

		$45,090,757

Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$35,836,803

		$35,836,803

Total Taxable Municipal Securities — 3.1% (identified cost $103,292,453)		$107,406,060

Corporate Bonds & Notes — 1.1%

Security	Principal Amount (000’s omitted)	Value
Education — 0.8%
Massachusetts Institute of Technology, 3.308%, 7/1/26	$27,000	$27,969,408

		$27,969,408

Hospital — 0.3%
Dignity Health, 3.812%, 11/1/24	$10,050	$10,376,675

		$10,376,675

Total Corporate Bonds & Notes — 1.1% (identified cost $37,050,000)		$38,346,083

Total Investments — 114.1% (identified cost $3,626,234,778)		$3,924,670,020

Other Assets, Less Liabilities — (14.1)%		$(484,441,419)

Net Assets — 100.0%		$3,440,228,601

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At December 31, 2014, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	20.5%
Texas	19.0%
California	17.8%
Others, representing less than 10% individually	56.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 3.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $121,630,609.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $63,097,575 or 1.8% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default and making only partial interest payments.

(9)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2014.

(10)	Defaulted matured security.

(11)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(12)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	3,000 U.S. Long Treasury Bond	Short	$(421,872,237)	$(433,687,500)	$(11,815,263)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $11,815,263.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,084,051,375

Gross unrealized appreciation	$358,159,809
Gross unrealized depreciation	(28,591,164)

Net unrealized appreciation	$329,568,645

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$3,778,917,877	$—	$3,778,917,877
Taxable Municipal Securities	—	107,406,060	—	107,406,060
Corporate Bonds & Notes	—	38,346,083	—	38,346,083
Total Investments	$—	$3,924,670,020	$—	$3,924,670,020

Liability Description
Futures Contracts	$(11,815,263)	$—	$—	$(11,815,263)
Total	$(11,815,263)	$—	$—	$(11,815,263)

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.6%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,711,514
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,357,096

		$16,068,610

Cogeneration — 1.0%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,650	$3,650,475

		$3,650,475

Education — 20.5%
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	$1,950	$2,213,113
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,385,608
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33(2)	1,790	2,017,491
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,901,100
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	7,500	8,341,725
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,405,400
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,851,350
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	655,771
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/34(3)	1,250	1,442,475
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	9,988,690
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,222,743
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,294,360
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	291,860
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,650,225
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,288,000
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,265,710
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,049,579
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,731,391
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,075,862

		$72,072,453

Electric Utilities — 5.9%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,428,100
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,025,500
New York Power Authority, 5.00%, 11/15/31	1,000	1,154,200
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,771,973
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,458,367
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,744,917
Utility Debt Securitization Authority, 5.00%, 12/15/41	1,695	1,983,421

		$20,566,478

Escrowed/Prerefunded — 1.4%
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	$4,500	$5,064,435

		$5,064,435

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 5.1%
New York, 5.00%, 12/15/30	$5,000	$5,946,950
New York City, 5.30%, 4/1/27	250	287,318
New York City, 5.375%, 4/1/36	5,000	5,732,000
New York City, 6.25%, 10/15/28	4,000	4,766,120
Saratoga County, 4.75%, 7/15/37	1,000	1,092,400

		$17,824,788

Health Care – Miscellaneous — 0.0%(4)
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	$125	$125,620

		$125,620

Hospital — 10.0%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$285,347
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/31	250	284,442
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/32	200	227,372
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/33	150	170,124
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	422,040
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,846,425
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,830	1,833,825
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,347,750
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,998,225
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,349,443
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	1,475	1,691,014
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,578,074
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,124,971
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,754,180
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	696,133
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	4,150,006
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,484,278

		$35,243,649

Housing — 2.2%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,540,880
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,016,860
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,128,320

		$7,686,060

Industrial Development Revenue — 3.3%
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(5)	$3,750	$3,765,825
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	3,850	4,789,978
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(5)	2,580	2,628,014
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	295	299,705

		$11,483,522

2

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 3.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$7,960,458
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,425,770

		$10,386,228

Insured-Electric Utilities — 1.4%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$4,999,615

		$4,999,615

Insured-Escrowed/Prerefunded — 5.0%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$3,028,566
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,254,371
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	11,250,294

		$17,533,231

Insured-General Obligations — 2.8%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,143,537
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,063,690
Oyster Bay, (AGM), 4.00%, 8/1/28	4,435	4,772,681

		$9,979,908

Insured-Other Revenue — 2.7%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$5,846,348
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,407,070
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,362,368

		$9,615,786

Insured-Water and Sewer — 0.7%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,569,273

		$2,569,273

Lease Revenue/Certificates of Participation — 3.5%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$12,413,837

		$12,413,837

Other Revenue — 6.0%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$4,995,629
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,488,274
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,907,847
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,119,680
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,259,155
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(5)	3,500	3,646,580
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,778,350

		$21,195,515

Senior Living/Life Care — 1.3%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$800,824
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	776,110
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	324,550
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,663,719

		$4,565,203

3

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 9.8%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,559,485
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,811,387
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,722,450
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,728,705
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	5,500	6,242,335
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	2,500	3,028,175
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	6,204,600
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	6,164,750
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,170,797

		$34,632,684

Transportation — 10.0%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,732,399
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,945,797
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,089,897
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,420,873
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,532,461
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,380,017
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	8,000	8,826,080
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,981,550
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,212,210

		$35,121,284

Water and Sewer — 2.5%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$337,276
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	324,663
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	178,860
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	279,496
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	272,592
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	262,975
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	253,656
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,735,395
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,135,450
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(6)	3,450	3,951,044

		$8,731,407

Total Tax-Exempt Investments — 102.7% (identified cost $319,376,437)		$361,530,061

Miscellaneous — 0.3%

Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(5)(7)(8)	400	$1,156,000

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,156,000

Total Investments — 103.0% (identified cost $320,656,437)		$362,686,061

Other Assets, Less Liabilities — (3.0)%		$(10,649,745)

Net Assets — 100.0%		$352,036,316

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 5.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

(4)	Amount is less than 0.05%.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $11,196,419 or 3.2% of the Fund’s net assets.

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,651,044.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Non-income producing.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	192 U.S. Long Treasury Bond	Short	$(26,999,823)	$(27,756,000)	$(756,177)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $756,177.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$292,998,960

Gross unrealized appreciation	$41,692,026
Gross unrealized appreciation	(154,925)

Net unrealized appreciation	$41,537,101

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

5

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$361,530,061	$—	$361,530,061
Miscellaneous	$—	$—	$1,156,000	$1,156,000
Total Investments	$—	$361,530,061	$1,156,000	$362,686,061

Liability Description
Futures Contracts	$(756,177)	$—	$—	$(756,177)
Total	$(756,177)	$—	$—	$(756,177)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2014 is not presented.

At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Ohio Municipal Income Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.3%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$395	$405,065
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	873,795
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,195,960
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	4,300	4,481,202

		$6,956,022

Education — 7.8%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,884,125
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	4,000	4,373,880
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	627,726
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,313,240
Ohio State University, 5.00%, 12/1/29	1,060	1,352,433
Wright State University, 5.00%, 5/1/31	1,000	1,119,740

		$12,671,144

Electric Utilities — 0.8%
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation LLC), 3.625% to 6/1/20 (Put Date), 12/1/33	$1,215	$1,256,990

		$1,256,990

Escrowed/Prerefunded — 0.9%
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	$1,300	$1,461,226
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	59,764

		$1,520,990

General Obligations — 3.4%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,146,000
Highland Local School District, 5.50%, 12/1/36	1,000	1,138,010
Lakewood City School District, 5.00%, 12/1/33	1,000	1,174,650
Lakewood City School District, 5.00%, 11/1/36	1,330	1,516,905
Princeton City School District, 5.00%, 12/1/35	500	588,265

		$5,563,830

Hospital — 12.2%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,759,753
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,742,075
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,066,897
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,311,050
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,141,230
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	482,499
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,377,809

1

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	$2,365	$2,633,238
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,722,090
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	513,860

		$19,750,501

Industrial Development Revenue — 1.9%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,379,857
Cleveland, (Continental Airlines), (AMT), 5.70%, 12/1/19	785	787,379

		$3,167,236

Insured-Education — 5.1%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,453,378
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,959,357
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,949,156

		$8,361,891

Insured-Electric Utilities — 10.0%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,728,409
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,603,604
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,075,380
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,102,070
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,672,225
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,028,267
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,001,965

		$16,211,920

Insured-Escrowed/Prerefunded — 7.4%
Fairview Park, (NPFG), Prerefunded to 12/1/15, 5.00%, 12/1/25	$3,700	$3,865,057
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,628,880
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,021,400
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	897,948
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,327,145
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,860,153
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,337,817

		$11,938,400

Insured-General Obligations — 26.6%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,425,931
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	9,606,000
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,661,772
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,552,630
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,685,113
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,479,285
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,346,000
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,392,380

		$43,149,111

Insured-Hospital — 2.1%
Lorain County, (Catholic Healthcare Partners), (AGM), 15.466%, 2/1/29(2)(3)(4)	$2,575	$3,362,023

		$3,362,023

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 7.7%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,309,312
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,183,950
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	5,000	5,090,050

		$12,583,312

Lease Revenue/Certificates of Participation — 1.2%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$170,914
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,702,215

		$1,873,129

Other Revenue — 2.8%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,932,659
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,587,801

		$4,520,460

Senior Living/Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$641,643
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,061,583

		$1,703,226

Special Tax Revenue — 4.0%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,139,190
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,134,750
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,176,530
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,206,480
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	674,834
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,101,680

		$6,433,464

Water and Sewer — 2.7%
Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,212,190
Northeast Ohio Regional Sewer District, 5.00%, 11/15/27	1,000	1,216,630

		$4,428,820

Total Tax-Exempt Investments — 101.9% (identified cost $147,071,205)		$165,452,469

Other Assets, Less Liabilities — (1.9)%		$(3,124,821)

Net Assets — 100.0%		$162,327,648

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 57.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 25.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $3,362,023 or 2.1% of the Fund’s net assets.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2014.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	128 U.S. Long Treasury Bond	Short	$(17,999,882)	$(18,504,000)	$(504,118)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $504,118.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$142,065,300

Gross unrealized appreciation	$18,387,169
Gross unrealized depreciation	—

Net unrealized appreciation	$18,387,169

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$165,452,469	$—	$165,452,469
Total Investments	$—	$165,452,469	$—	$165,452,469

Liability Description
Futures Contracts	$(504,118)	$—	$—	$(504,118)
Total	$(504,118)	$—	$—	$(504,118)

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015